Annual Fund Operating Expenses - ZEGA Buy and Hedge ETF [Member]	Aug. 25, 2025	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[2]
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.97%

[1]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay or require a third-party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[2]	Other Expenses are attributable to interest charges on borrowings incurred during the Fund’s fiscal year ended April 30, 2025.
[3]	AFFE are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include the direct operating expenses incurred by the Fund and exclude AFFE.